Business Combinations - Additional Information (Detail) (Acquisition of 91 Wireless 2013, USD $)	0 Months Ended
	Oct. 01, 2013	Oct. 01, 2013
Acquisition of 91 Wireless 2013
Business Acquisition [Line Items]
Business combination, percentage of voting interests acquired	100.00%	100.00%
Business combination, cash paid upon acquisition	$ 1,830,000,000
Business combination, amount deposited in an escrow account	$ 10,000,000	$ 10,000,000
Business combination, escrow period	18 months